Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Share Capital
	December 31, 2025 and 2024
	Registered	Issued and Outstanding
	Number of Shares
Ordinary shares of NIS 0.01 par value each	990,000,000	2,282,124
Preferred shares of NIS 0.01 par value each	10,000,000	10,000,000